United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-6061

(Investment Company Act File Number)

Federated Hermes Index Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/22

Date of Reporting Period: Six months ended 04/30/22

Item 1.	Reports to Stockholders
Semi-Annual Shareholder Report
April 30, 2022

Share Class | Ticker	Institutional | FMCRX	Service | FMDCX	R6 | FMCLX

Federated Hermes Mid-Cap Index Fund
Fund Established 1992

A Portfolio of Federated Hermes Index Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2021 through April 30, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2022, the Fund’s sector composition1 for its equity securities investments was as follows:
Sector Composition	Percentage of Total Net Assets
Industrials	17.8%
Consumer Discretionary	14.1%
Financials	13.6%
Information Technology	13.3%
Real Estate	9.2%
Health Care	8.8%
Materials	7.4%
Energy	4.0%
Consumer Staples	3.6%
Utilities	3.3%
Communication Services	1.6%
Securities Lending Collateral[2]	1.2%
Cash Equivalents[3]	3.2%
Derivative Contracts[4]	(0.2)%
Other Assets and Liabilities—Net[5]	(0.9)%
TOTAL[6]	100%
1
Except for Securities Lending Collateral, Cash Equivalents, Derivative Contracts and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the Manager assigns a classification to securities not classified by the GICS and to securities for which the Manager does not have access to the classification made by the GICS.
2
Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3
Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts, as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5
Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
6
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Standard & Poor’s MidCap 400® Index (S&P 400) and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the S&P 400 is effectively 100.0%.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2022 (unaudited)
Shares			Value
	[1]	COMMON STOCKS—96.7%
		Communication Services—1.6%
899		Cable One, Inc.	$1,048,414
24,259	[2]	Iridium Communications, Inc.	866,289
30,280		New York Times Co., Class A	1,160,330
40,720		Tegna, Inc.	897,876
19,050	[2]	TripAdvisor, Inc.	489,013
8,177		Wiley (John) & Sons, Inc., Class A	416,127
4,231		World Wrestling Entertainment, Inc.	247,048
17,943	[2]	Yelp, Inc.	583,686
8,067	[2]	Ziff Davis, Inc.	712,800
		TOTAL	6,421,583
		Consumer Discretionary—14.1%
11,289	[2]	Adient PLC	385,406
16,296		American Eagle Outfitters, Inc.	246,233
6,686	[2]	AutoNation, Inc.	774,974
28,267		Block (H&R), Inc.	736,921
17,410		Boyd Gaming Corp.	1,054,698
13,667		Brunswick Corp.	1,033,362
12,199	[2]	Callaway Golf Co.	267,646
29,636	[2]	Capri Holdings Ltd.	1,413,637
7,855	[3]	Carter’s, Inc.	661,705
5,480		Choice Hotels International, Inc.	769,721
5,872		Churchill Downs, Inc.	1,191,664
5,645		Columbia Sportswear Co.	463,793
4,470		Cracker Barrel Old Country Store, Inc.	496,125
10,858	[2]	Crocs, Inc.	721,297
27,602		Dana, Inc.	408,786
4,937	[2]	Deckers Outdoor Corp.	1,312,008
10,694	[3]	Dick’s Sporting Goods, Inc.	1,031,116
9,652	[2]	Five Below, Inc.	1,516,329
16,608		Foot Locker, Inc.	486,781
7,791	[2]	Fox Factory Holding Corp.	637,927
10,873	[2,3]	GameStop Corp.	1,359,886
24,178		Gap (The), Inc.	300,291
42,985		Gentex Corp.	1,261,610
52,268	[2]	Goodyear Tire & Rubber Co.	696,210
Semi-Annual Shareholder Report
2

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
360		Graham Holdings Co.	$213,253
7,395	[2]	Grand Canyon Education, Inc.	709,698
64,058	[3]	Hanesbrands, Inc.	849,409
32,265	[3]	Harley-Davidson, Inc.	1,176,059
3,276	[2]	Helen of Troy Ltd.	702,735
9,678		KB HOME	313,858
23,861		Kohl’s Corp.	1,381,075
10,774		Lear Corp.	1,378,426
24,566		Leggett and Platt, Inc.	875,287
20,285	[2]	Light & Wonder, Inc.	1,137,177
5,203		Lithia Motors, Inc.	1,473,125
60,066		Macy’s, Inc.	1,451,795
6,197		Marriott Vacations Worldwide Corp.	925,398
59,859	[2]	Mattel, Inc.	1,455,172
4,909		Murphy USA, Inc.	1,146,742
21,167		Nordstrom, Inc.	543,992
11,307	[2]	Ollie’s Bargain Outlet Holding, Inc.	543,301
6,047		Papa Johns International, Inc.	550,579
10,412	[3]	Polaris, Inc., Class A	988,515
3,169	[2]	RH	1,065,164
28,361		Service Corp. International	1,860,765
13,833	[2]	Six Flags Entertainment Corp.	529,389
24,588	[2]	Skechers USA, Inc., Class A	941,720
20,331	[2]	Taylor Morrison Home Corp.	532,469
34,977	[3]	Tempur Sealy International, Inc.	948,227
12,589		Texas Roadhouse, Inc.	1,036,452
32,434		The Wendy’s Co.	640,896
7,347		Thor Industries, Inc.	562,413
23,672		Toll Brothers, Inc.	1,097,671
6,687	[2]	TopBuild Corp.	1,211,283
14,471		Travel + Leisure Co.	802,851
28,478	[2]	Tri Pointe Homes, Inc.	588,640
13,032	[2]	Urban Outfitters, Inc.	310,162
16,694	[2]	Victoria’s Secret & Co.	786,621
5,305	[2]	Visteon Corp.	555,487
12,755		Williams-Sonoma, Inc.	1,664,272
3,561		Wingstop, Inc.	326,757
18,782		Wyndham Hotels & Resorts, Inc.	1,652,065
Semi-Annual Shareholder Report
3

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
12,081	[2]	YETI Holdings, Inc.	$590,398
		TOTAL	54,747,424
		Consumer Staples—3.6%
21,274	[2]	Bellring Brands, Inc.	455,902
24,296	[2]	BJ’s Wholesale Club Holdings, Inc.	1,563,448
6,495		Casey’s General Stores, Inc.	1,307,443
65,036	[2]	Coty, Inc., Class A	527,442
28,413	[2]	Darling Ingredients, Inc.	2,085,230
4,845		Energizer Holdings, Inc.	146,755
33,317		Flowers Foods, Inc.	883,567
9,909	[2]	Grocery Outlet Holding Corp.	333,636
17,276	[2]	Hain Celestial Group, Inc.	579,437
12,180		Ingredion, Inc.	1,036,640
2,169		Lancaster Colony Corp.	336,585
9,635		Nu Skin Enterprises, Inc., Class A	410,836
28,007	[2]	Performance Food Group Co.	1,379,345
8,679	[2]	Pilgrim’s Pride Corp.	246,050
9,409	[2]	Post Holdings, Inc.	699,935
4,869		Sanderson Farms, Inc.	922,043
26,258	[2]	Sprouts Farmers Market, Inc.	782,488
1,121	[2]	The Boston Beer Co., Inc., Class A	420,375
		TOTAL	14,117,157
		Energy—4.0%
60,264		Antero Midstream Corp.	618,911
27,282		Championx Corp.	575,650
36,183	[2]	CNX Resources Corp.	743,561
16,242		DT Midstream, Inc.	873,008
54,394		EQT Corp.	2,162,161
97,806		Equitrans Midstream Corp.	768,755
20,632	[2]	HF Sinclair Corp.	784,429
19,375		Matador Resources Co.	945,888
26,589		Murphy Oil Corp.	1,012,509
71,140		NOV Inc.	1,289,768
16,630		PDC Energy, Inc.	1,159,776
44,981	[2]	Range Resources Corp.	1,346,731
42,743		Targa Resources, Inc.	3,137,764
		TOTAL	15,418,911
Semi-Annual Shareholder Report
4

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—13.6%
6,866		Affiliated Managers Group	$862,164
2,348	[2]	Alleghany Corp.	1,964,102
11,355		American Financial Group, Inc.	1,572,440
24,568		Associated Banc-Corp.	490,132
7,335		Bank of Hawaii Corp.	545,284
25,809		Bank OZK	991,582
17,708	[2]	Brighthouse Financial, Inc.	909,483
26,364		Cadence Bank	660,155
12,444		Cathay Bancorp, Inc.	498,880
19,514		CNO Financial Group, Inc.	471,068
18,863		Commerce Bancshares, Inc.	1,289,663
9,727		Cullen Frost Bankers, Inc.	1,286,785
24,443		East West Bancorp, Inc.	1,742,786
24,335		Essent Group Ltd.	986,298
6,727		Evercore, Inc., Class A	711,380
16,810		Federated Hermes, Inc.	478,749
18,702		First American Financial Corp.	1,090,514
18,132		First Financial Bankshares, Inc.	724,917
85,061		First Horizon Corp.	1,903,665
7,557		FirstCash Holdings, Inc.	602,897
75,584		FNB Corp. (PA)	870,728
26,038		Fulton Financial Corp.	394,996
19,839		Glacier Bancorp, Inc.	907,833
14,516		Hancock Whitney Corp.	678,913
5,977		Hanover Insurance Group, Inc.	877,543
28,240		Home Bancshares, Inc.	610,549
15,191		Interactive Brokers Group, Inc., Class A	904,776
9,691		International Bancshares Corp.	385,605
30,767		Janus Henderson Group PLC	937,778
27,865		Jefferies Financial Group, Inc.	857,127
6,770	[3]	Kemper Corp.	312,503
2,856		Kinsale Capital Group, Inc.	633,147
5,443		Mercury General Corp.	274,490
70,959		MGIC Investment Corp.	926,725
38,814		Navient Corp.	616,754
85,430		New York Community Bancorp, Inc.	789,373
63,603	[3]	Old National Bancorp	964,221
48,621		Old Republic International Corp.	1,070,148
Semi-Annual Shareholder Report
5

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
16,503		PacWest Bancorp	$542,784
12,966		Pinnacle Financial Partners, Inc.	1,005,513
7,198		Primerica, Inc.	932,573
16,102		Prosperity Bancshares, Inc.	1,052,749
12,170		Reinsurance Group of America	1,306,084
9,102		RenaissanceRe Holdings Ltd.	1,306,319
5,141		RLI Corp.	590,084
17,808	[3]	SEI Investments Co.	992,262
10,112		Selective Insurance Group, Inc.	832,824
60,170		SLM Corp.	1,006,644
17,783		Stifel Financial Corp.	1,099,879
24,677		Synovus Financial Corp.	1,025,083
5,609	[2]	Texas Capital Bancshares, Inc.	288,078
7,175		UMB Financial Corp.	647,041
27,981		Umpqua Holdings Corp.	462,806
25,120		United Bankshares, Inc.	835,491
42,856		Unum Group	1,307,965
77,064		Valley National Bancorp	923,227
15,860		VOYA Financial, Inc..	1,001,400
17,332		Washington Federal, Inc.	527,413
31,819		Webster Financial Corp. Waterbury	1,590,632
9,593		Wintrust Financial Corp.	837,661
		TOTAL	52,910,665
		Health Care—8.8%
16,215	[2]	Acadia Healthcare Co., Inc.	1,100,674
5,979	[2]	Amedisys, Inc.	763,219
22,906	[2]	Arrowhead Pharmaceuticals, Inc.	941,666
13,648		Azenta, Inc.	1,023,054
17,259		Bruker Corp.	992,220
2,716		Chemed Corp.	1,334,615
18,074		Encompass Health Corp.	1,244,033
7,628	[2]	Enovis Corp.	494,828
27,545	[2]	Envista Holdings Corp.	1,091,333
57,590	[2]	Exelixis, Inc.	1,286,561
16,833	[2]	Globus Medical, Inc.	1,114,681
5,358	[2]	Haemonetics Corp.	271,490
25,374	[2]	Halozyme Therapeutics, Inc.	1,012,423
15,416	[2]	HealthEquity Inc.	960,725
Semi-Annual Shareholder Report
6

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
4,332	[2]	ICU Medical, Inc.	$927,005
12,184	[2]	Integra Lifesciences Corp.	745,173
10,974	[2]	Jazz Pharmaceuticals Plc.	1,758,254
4,423	[2]	LHC Group, Inc.	733,555
9,873	[2]	Livanova PLC	756,864
10,227	[2]	Masimo Corp.	1,155,344
5,304	[2]	Medpace Holdings, Inc.	708,455
20,107	[2,3]	Neogen Corp.	530,825
17,114	[2]	Neurocrine Biosciences, Inc.	1,540,773
9,854	[2]	NuVasive, Inc.	506,890
25,888	[2]	Option Care Health, Inc.	773,534
8,675		Patterson Cos., Inc.	266,930
6,368	[2]	Penumbra, Inc.	1,098,862
18,230		Perrigo Co. PLC	625,289
8,051	[2]	Progyny, Inc.	309,561
4,810	[2]	Quidel Corp.	483,982
25,074	[2]	R1 RCM, Inc.	564,667
7,913	[2]	Repligen Corp.	1,244,240
8,953	[2]	Staar Surgical Co.	511,127
20,795	[2]	Syneos Health, Inc.	1,519,907
12,969	[2,3]	Tandem Diabetes Care, Inc.	1,251,249
18,392	[2]	Tenet Healthcare Corp.	1,333,604
8,009	[2]	United Therapeutics Corp.	1,422,078
		TOTAL	34,399,690
		Industrials—17.8%
7,198		Acuity Brands, Inc.	1,241,511
27,480		AECOM	1,938,989
10,556		AGCO Corp.	1,344,834
8,804	[2]	ASGN, Inc.	998,814
6,362	[2,3]	Avis Budget Group, Inc.	1,702,917
13,589	[2]	Axon Enterprise, Inc.	1,524,686
8,812		Brinks Co. (The)	519,467
33,138	[2]	Builders Firstsource, Inc.	2,040,307
4,142	[2]	CACI International, Inc., Class A	1,098,873
10,011		Carlisle Cos., Inc.	2,596,453
6,262	[2]	Chart Industries, Inc.	1,057,151
8,536	[2]	Clean Harbors, Inc.	895,682
8,399		Crane Co.	808,236
Semi-Annual Shareholder Report
7

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
8,268		Curtiss Wright Corp.	$1,181,580
21,582		Donaldson Co., Inc.	1,058,381
5,249	[2]	Dycom Industries, Inc.	445,693
9,037		Emcor Group, Inc.	962,260
4,554		EnerSys, Inc.	298,105
7,627	[2]	Esab Corp.	358,469
24,100		Flowserve Corp.	788,311
17,808	[2,3]	Fluor Corp.	440,748
5,766	[2]	FTI Consulting, Inc.	909,356
4,609		GATX Corp.	476,524
29,303		Graco, Inc.	1,817,372
16,790	[2]	GXO Logistics, Inc.	993,800
15,089		Hexcel Corp.	820,238
9,782		Hubbell, Inc.	1,911,011
18,596	[2]	IAA Spinco, Inc.	681,543
6,685		Insperity, Inc.	708,944
12,508		ITT Corp.	878,312
58,168	[2]	Jet Blue Airways Corp.	640,430
20,846		KBR, Inc.	1,026,249
15,946		Kennametal, Inc.	410,291
13,511	[2]	Kirby Corp.	880,917
32,871		Knight-Swift Transportation Holdings, Inc.	1,574,192
5,367		Landstar System, Inc.	831,348
5,769		Lennox International, Inc.	1,229,893
10,074		Lincoln Electric Holdings	1,357,270
11,626		Manpower, Inc.	1,048,665
12,683	[2]	Mastec, Inc.	913,303
35,968		MDU Resources Group, Inc.	926,536
10,612	[2]	Mercury Systems, Inc.	592,043
9,544	[2]	Middleby Corp.	1,468,726
7,537		MillerKnoll, Inc.	239,149
6,156		MSA Safety, Inc.	742,968
5,755		MSC Industrial Direct Co.	476,859
35,343		nVent Electric PLC	1,193,887
11,872		OshKosh Truck Corp.	1,097,448
19,767		Owens Corning, Inc.	1,797,413
11,661		Regal Rexnord Corp.	1,483,746
9,102		Ryder System, Inc.	636,230
Semi-Annual Shareholder Report
8

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
4,645	[2]	Saia, Inc.	$956,684
10,468		Science Applications International Corp.	871,252
7,296		Simpson Manufacturing Co., Inc.	756,376
16,870	[2]	Stericycle, Inc.	846,705
29,874	[2]	SunRun, Inc.	596,882
12,834		Terex Corp.	436,356
10,728		Tetra Tech, Inc.	1,494,196
12,777		Timken Co.	736,466
18,195		Toro Co.	1,457,965
20,757	[2]	Trex Co., Inc.	1,207,850
15,602		Trinity Industries, Inc.	432,799
28,822	[2]	Univar, Inc.	839,297
2,878		Valmont Industries, Inc.	716,075
1,102	[2]	Vicor Corp.	66,693
5,132		Watsco, Inc.	1,369,115
6,228		Watts Industries, Inc., Class A	793,821
11,465		Werner Enterprises, Inc.	454,358
10,762		Woodward, Inc.	1,188,986
17,875	[2]	XPO Logistics, Inc.	961,496
		TOTAL	69,249,502
		Information Technology—13.3%
19,544	[2]	ACI Worldwide, Inc.	539,805
26,425		Amkor Technology, Inc.	497,054
11,645	[2]	Arrow Electronics, Inc.	1,372,480
11,594	[2]	Aspen Technology, Inc.	1,838,113
16,459		Avnet, Inc.	718,600
7,185		Belden, Inc.	370,962
8,513	[2]	Blackbaud, Inc.	493,839
9,410		Bread Financial Holdings, Inc.	515,668
5,164	[2]	Calix, Inc.	206,095
20,360		CDK Global, Inc.	1,107,788
26,535	[2]	Ciena Corp.	1,463,936
9,818	[2]	Cirrus Logic, Inc.	744,204
4,806		CMC Materials, Inc.	859,841
31,662		Cognex Corp.	2,141,301
4,201	[2]	Coherent, Inc.	1,125,448
10,989	[2]	Commvault Systems, Inc.	670,329
7,340		Concentrix Corp.	1,155,903
Semi-Annual Shareholder Report
9

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
10,509	[2,3]	Digital Turbine, Inc.	$332,610
10,074	[2]	Envestnet, Inc.	802,293
9,616	[2]	Euronet Worldwide, Inc.	1,169,786
5,045	[2]	Fair Isaac & Co., Inc.	1,884,358
14,780	[2]	First Solar, Inc.	1,079,383
29,042		Genpact Ltd.	1,169,521
18,770	[2,3]	II-VI, Inc.	1,148,912
24,570		Jabil, Inc.	1,418,426
34,749	[2]	Kyndryl Holdings, Inc.	413,166
27,461	[2]	Lattice Semiconductor Corp.	1,319,226
4,421		Littelfuse, Inc.	1,013,514
13,048	[2]	LiveRamp Holdings, Inc.	408,663
14,902	[2]	Lumentum Holdings, Inc.	1,210,191
12,600	[2]	Manhattan Associates, Inc.	1,644,930
10,572		Maximus, Inc.	770,487
13,511	[2]	Mimecast Ltd.	1,076,557
9,484		MKS Instruments, Inc.	1,080,986
24,220		National Instruments Corp.	875,311
18,039	[2]	NCR Corp.	631,906
7,122	[2]	Paylocity Corp.	1,350,545
10,468		Power Integrations, Inc.	837,440
7,437	[2]	Qualys, Inc.	1,013,514
37,782	[2]	Sabre Corp.	395,578
13,321	[2]	SailPoint Technologies Holding	850,279
11,450	[2]	Semtech Corp.	682,420
6,925	[2]	Silicon Laboratories, Inc.	934,252
2,791	[2]	Sitime Corp.	470,479
4,676	[2,3]	SunPower Corp.	77,201
7,848	[2]	Synaptics, Inc.	1,164,957
9,083		TD SYNNEX Corp.	909,118
18,510	[2]	Teradata Corp.	765,389
7,876		Universal Display Corp.	1,006,002
8,995	[2]	ViaSat, Inc.	331,106
13,065		Vishay Intertechnology, Inc.	243,401
31,422		Vontier Corp.	805,032
57,868		Western Union Co.	969,868
8,119	[2]	WEX, Inc.	1,349,703
19,751	[2,3]	Wolfspeed, Inc.	1,811,364
Semi-Annual Shareholder Report
10

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
31,981		Xerox Holdings Corp.	$556,469
		TOTAL	51,795,709
		Materials—7.4%
32,798		Alcoa Corp.	2,223,704
9,852		Aptargroup, Inc.	1,131,305
11,091		Ashland Global Holdings, Inc.	1,164,222
15,295		Avient Corp.	753,126
9,373		Cabot Corp.	617,212
29,530		Chemours Co./The	976,557
85,544	[2]	Cleveland-Cliffs, Inc.	2,180,517
16,294		Commercial Metals Corp.	668,054
8,474		Eagle Materials, Inc.	1,045,014
4,929		Greif, Inc., Class A	299,092
10,086	[2]	Ingevity Corp.	604,151
18,309		Louisiana-Pacific Corp.	1,181,297
6,464		Minerals Technologies, Inc.	411,175
1,325		Newmarket Corp.	430,108
28,760		Olin Corp.	1,650,824
10,802		Reliance Steel & Aluminum Co.	2,141,497
10,048		Royal Gold, Inc.	1,311,063
22,303		RPM International, Inc.	1,848,919
5,565		Scotts Miracle-Gro Co.	578,370
7,281		Sensient Technologies Corp.	615,973
13,849		Silgan Holdings, Inc.	614,480
17,102		Sonoco Products Co.	1,058,785
33,648		Steel Dynamics, Inc.	2,885,316
47,054		United States Steel Corp.	1,434,676
30,803		Valvoline, Inc.	931,175
2,353		Worthington Industries, Inc.	111,932
		TOTAL	28,868,544
		Real Estate—9.2%
23,729		American Campus Communities, Inc.	1,534,554
26,835		Apartment Income REIT Corp.	1,319,477
60,513		Brixmor Property Group, Inc.	1,535,820
21,211		Corporate Office Properties Trust	566,122
25,120		Cousins Properties, Inc.	901,808
37,068		Douglas Emmett, Inc.	1,092,023
6,944		EastGroup Properties, Inc.	1,302,000
Semi-Annual Shareholder Report
11

Shares			Value
	[1]	COMMON STOCKS—continued
		Real Estate—continued
17,096		EPR Properties	$897,882
23,425		First Industrial Realty Trust	1,358,650
27,446	[3]	Healthcare Realty Trust, Inc.	743,238
23,011		Highwoods Properties, Inc.	939,769
28,305		Hudson Pacific Properties Inc.	658,940
27,102		JBG Smith Properties	714,409
8,700	[2]	Jones Lang LaSalle, Inc.	1,902,951
17,922		Kilroy Realty Corp.	1,254,540
29,122		Kite Realty Group Trust	649,421
14,904		Lamar Advertising Co.	1,645,551
14,117		Life Storage, Inc.	1,870,361
40,190	[3]	Macerich Co. (The)	504,384
106,942		Medical Properties Trust, Inc.	1,966,663
29,929		National Retail Properties, Inc.	1,312,087
17,709		National Storage Affiliates Trust	1,002,329
34,999	[3]	Omega Healthcare Investors, Inc.	891,775
30,799		Park Hotels & Resorts, Inc.	607,048
14,600		Pebblebrook Hotel Trust	356,532
41,148		Physicians Realty Trust	705,277
11,412		PotlatchDeltic Corp.	632,111
2,491		PS Business Parks, Inc.	466,315
20,675		Rayonier, Inc.	893,160
27,613		Rexford Industrial Realty, Inc.	2,154,919
43,111		Sabra Health Care REIT, Inc.	503,536
8,791	[3]	SL Green Realty Corp.	608,513
22,408	[3]	Spirit Realty Capital, Inc.	973,628
44,542		STORE Capital Corp.	1,266,329
		TOTAL	35,732,122
		Utilities—3.3%
9,714		Allete, Inc.	576,429
11,546		Black Hills Corp.	845,629
41,290		Essential Utilities, Inc.	1,848,141
24,085		Hawaiian Electric Industries, Inc.	990,134
8,512		Idacorp, Inc.	895,292
19,133		National Fuel Gas Co.	1,341,797
17,826		New Jersey Resources Corp.	769,370
10,210		Northwestern Corp.	578,805
34,134		OGE Energy Corp.	1,320,303
Semi-Annual Shareholder Report
12

Shares			Value
	[1]	COMMON STOCKS—continued
		Utilities—continued
6,991		ONE Gas, Inc.	$589,831
10,673		PNM Resources, Inc.	498,002
11,149		Southwest Gas Holdings, Inc.	982,338
6,073		Spire, Inc.	441,811
38,038		UGI Corp.	1,304,704
		TOTAL	12,982,586
		TOTAL COMMON STOCKS (IDENTIFIED COST $237,751,037)	376,643,893
		INVESTMENT COMPANIES—4.4%
4,895,773		Federated Hermes Government Obligations Fund, Premier Shares, 0.26%[4]	4,895,773
12,428,720		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.37%[4]	12,424,992
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $17,318,217)	17,320,765
		TOTAL INVESTMENT IN SECURITIES—101.1% (IDENTIFIED COST $255,069,254)[5]	393,964,658
		OTHER ASSETS AND LIABILITIES - NET—(1.1)%[6]	(4,464,424)
		TOTAL NET ASSETS—100%	$389,500,234
At April 30, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Long Futures:
2S&P MidCap 400 E-Mini Index	51	$12,725,010	June 2022	$(876,514)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report
13

Affiliated fund holdings are investment companies which are managed by the Manager or an affiliate of the Manager. Transactions with affiliated fund holdings during the period ended April 30, 2022, were as follows:
	Federated Hermes, Inc.	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Value as of 10/31/2021	$609,107	$1,112,206	$13,674,872	$15,396,185
Purchases at Cost	$—	$36,034,493	$58,116,818	$94,151,311
Proceeds from Sales	$(48,915)	$(32,250,926)	$(59,360,947)	$(91,660,788)
Change in Unrealized Appreciation/ Depreciation	$(100,498)	N/A	$1,609	$(98,889)
Net Realized Gain/(Loss)	$19,055	N/A	$(7,360)	$11,695
Value as of 4/30/2022	$478,749	$4,895,773	$12,424,992	$17,799,514
Shares Held as of 4/30/2022	16,810	4,895,773	12,428,720	17,341,303
Dividend Income	$9,874	$571	$9,341	$19,786
Gain Distribution Received	$—	$—	$526	$526
*
All or a portion of the balance/activity for the fund relates to cash collateral on security lending transactions.
1
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $12,725,010 at April 30, 2022, which represents 3.3% of total net assets. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the S&P MidCap 400 Index is 100.0%.
2
Non-income-producing security.
3
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4
7-day net yield.
5
Also represents cost of investments for federal tax purposes.
6
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2022.
Semi-Annual Shareholder Report
14

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2022, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
REIT	—Real Estate Investment Trust
Semi-Annual Shareholder Report
15

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$23.51	$18.35	$20.69	$23.69	$27.75	$25.13
Income From Investment Operations:
Net investment income	0.10	0.21	0.20	0.26	0.32	0.26[1]
Net realized and unrealized gain (loss)	(2.05)	7.99	(0.44)	1.37	(0.01)	5.22
TOTAL FROM INVESTMENT OPERATIONS	(1.95)	8.20	(0.24)	1.63	0.31	5.48
Less Distributions:
Distributions from net investment income	(0.13)	(0.18)	(0.22)	(0.27)	(0.31)	(0.28)
Distributions from net realized gain	(4.22)	(2.86)	(1.88)	(4.36)	(4.06)	(2.58)
TOTAL DISTRIBUTIONS	(4.35)	(3.04)	(2.10)	(4.63)	(4.37)	(2.86)
Net Asset Value, End of Period	$17.21	$23.51	$18.35	$20.69	$23.69	$27.75
Total Return[2]	(9.94)%	48.88%	(1.41)%	8.63%	0.83%	23.19%
Ratios to Average Net Assets:
Net expenses[3]	0.31%[4]	0.31%	0.31%	0.31%	0.31%	0.31%
Net investment income	1.12%[4]	0.96%	1.22%	1.31%	1.28%	1.01%
Expense waiver/reimbursement[5]	0.14%[4]	0.14%	0.15%	0.12%	0.10%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$97,110	$109,614	$87,376	$161,149	$154,139	$166,962
Portfolio turnover[6]	16%	31%	34%	31%	29%	35%
1
Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns for periods of less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
6
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$23.54	$18.37	$20.70	$23.71	$27.77	$25.15
Income From Investment Operations:
Net investment income	0.07	0.15	0.17	0.21	0.26	0.20[1]
Net realized and unrealized gain (loss)	(2.05)	8.00	(0.45)	1.36	(0.02)	5.21
TOTAL FROM INVESTMENT OPERATIONS	(1.98)	8.15	(0.28)	1.57	0.24	5.41
Less Distributions:
Distributions from net investment income	(0.10)	(0.12)	(0.17)	(0.22)	(0.24)	(0.21)
Distributions from net realized gain	(4.22)	(2.86)	(1.88)	(4.36)	(4.06)	(2.58)
TOTAL DISTRIBUTIONS	(4.32)	(2.98)	(2.05)	(4.58)	(4.30)	(2.79)
Net Asset Value, End of Period	$17.24	$23.54	$18.37	$20.70	$23.71	$27.77
Total Return[2]	(10.03)%	48.52%	(1.63)%	8.32%	0.56%	22.86%
Ratios to Average Net Assets:
Net expenses[3]	0.56%[4]	0.56%	0.56%	0.56%	0.56%	0.56%
Net investment income	0.88%[4]	0.71%	0.95%	1.08%	1.03%	0.76%
Expense waiver/reimbursement[5]	0.13%[4]	0.13%	0.13%	0.11%	0.10%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$249,601	$306,048	$251,645	$336,868	$434,678	$639,787
Portfolio turnover[6]	16%	31%	34%	31%	29%	35%
1
Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns for periods of less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
6
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$23.55	$18.38	$20.71	$23.72	$27.78	$25.15
Income From Investment Operations:
Net investment income	0.10	0.21	0.22	0.26	0.32	0.26[1]
Net realized and unrealized gain (loss)	(2.05)	8.00	(0.45)	1.36	(0.01)	5.23
TOTAL FROM INVESTMENT OPERATIONS	(1.95)	8.21	(0.23)	1.62	0.31	5.49
Less Distributions:
Distributions from net investment income	(0.13)	(0.18)	(0.22)	(0.27)	(0.31)	(0.28)
Distributions from net realized gain	(4.22)	(2.86)	(1.88)	(4.36)	(4.06)	(2.58)
TOTAL DISTRIBUTIONS	(4.35)	(3.04)	(2.10)	(4.63)	(4.37)	(2.86)
Net Asset Value, End of Period	$17.25	$23.55	$18.38	$20.71	$23.72	$27.78
Total Return[2]	(9.92)%	48.87%	(1.35)%	8.59%	0.83%	23.23%
Ratios to Average Net Assets:
Net expenses[3]	0.30%[4]	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income	1.14%[4]	0.96%	1.21%	1.34%	1.26%	0.96%
Expense waiver/reimbursement[5]	0.11%[4]	0.10%	0.11%	0.08%	0.07%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$42,789	$48,011	$37,590	$53,991	$46,064	$29,384
Portfolio turnover[6]	16%	31%	34%	31%	29%	35%
1
Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns for periods of less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
6
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Statement of Assets and Liabilities
April 30, 2022 (unaudited)

Assets:
Investment in securities, at value including $4,611,058 of securities loaned and $17,799,514 of investment in an affiliated holdings* (identified cost $255,069,254)		$393,964,658
Receivable for shares sold		305,856
Income receivable		150,689
Receivable for investments sold		83,494
Income receivable from affiliated holding		20,320
Due from broker (Note 2)		688,500
TOTAL ASSETS		395,213,517
Liabilities:
Payable for collateral due to broker for securities lending	$4,895,773
Payable for shares redeemed	226,090
Payable for investments purchased	37,400
Payable for variation margin on futures contracts	355,980
Payable for other service fees (Notes 2 and 5)	56,033
Payable for investment management fee (Note 5)	5,348
Accrued expenses (Note 5)	136,659
TOTAL LIABILITIES		5,713,283
Net assets for 22,604,741 shares outstanding		$389,500,234
Net Assets Consists of:
Paid-in capital		$227,718,982
Total distributable earnings (loss)		161,781,252
TOTAL NET ASSETS		$389,500,234
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
Net asset value per share ($97,109,979 ÷ 5,642,441 shares outstanding) no par value, unlimited shares authorized		$17.21
Service Shares:
Net asset value per share ($249,601,022 ÷ 14,481,282 shares outstanding) no par value, unlimited shares authorized		$17.24
Class R6 Shares:
Net asset value per share ($42,789,233 ÷ 2,481,018 shares outstanding) no par value, unlimited shares authorized		$17.25
*
See information listed after the Fund’s Portfolio of Investments
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Statement of Operations
Six Months Ended April 30, 2022 (unaudited)

Investment Income:
Dividends (including $19,116 received from affiliated holdings*)			$3,106,077
Net income on securities loaned (includes $670 earned from affiliated holdings related to cash collateral balances*)			3,573
TOTAL INCOME			3,109,650
Expenses:
Management fee (Note 5)		$645,167
Custodian fees		17,797
Transfer agent fees (Note 2)		120,641
Directors’/Trustees’ fees (Note 5)		2,945
Auditing fees		12,794
Legal fees		4,550
Other service fees (Notes 2 and 5)		339,830
Portfolio accounting fees		68,688
Share registration costs		25,501
Printing and postage		12,475
Miscellaneous (Note 5)		60,567
TOTAL EXPENSES		1,310,955
Waiver and Reimbursements:
Waiver/reimbursement of investment management fee (Note 5)	$(226,533)
Reimbursement of other operating expenses (Notes 2 and 5)	(60,328)
TOTAL WAIVER AND REIMBURSEMENTS		(286,861)
Net expenses			1,024,094
Net investment income			2,085,556
Semi-Annual Shareholder Report
20

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized gain on investments and foreign currency transactions (including realized gain of $11,695 on sales of investments in affiliated holdings*)	$28,804,019
Net realized (loss) on futures contracts	(82,810)
Realized gain distribution received from an affiliated holding*	526
Net change in unrealized appreciation of investments, certain receivables and translation of assets and liabilities in foreign currency (including net change in unrealized appreciation of $(98,889) of investments in an affiliated holdings*)	(73,501,595)
Net change in unrealized appreciation of futures contracts	(1,341,082)
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	(46,120,942)
Change in net assets resulting from operations	$(44,035,386)
*
See information listed after the Fund’s Portfolio of Investments
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
21

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2022	Year Ended 10/31/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,085,556	$3,591,430
Net realized gain	28,721,735	81,943,182
Net change in unrealized appreciation/depreciation	(74,842,677)	86,335,461
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(44,035,386)	171,870,073
Distributions to Shareholders:
Institutional Shares	(20,251,914)	(14,480,292)
Service Shares	(54,897,203)	(40,189,935)
Class R6 Shares	(9,010,426)	(6,285,569)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(84,159,543)	(60,955,796)
Share Transactions:
Proceeds from sale of shares	38,091,829	61,343,711
Net asset value of shares issued to shareholders in payment of distributions declared	81,899,516	59,208,359
Cost of shares redeemed	(65,969,188)	(144,405,327)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	54,022,157	(23,853,257)
Change in net assets	(74,172,772)	87,061,020
Net Assets:
Beginning of period	463,673,006	376,611,986
End of period	$389,500,234	$463,673,006
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
22

Notes to Financial Statements
April 30, 2022 (unaudited)
1. ORGANIZATION
Federated Hermes Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Hermes Mid-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the mid-level stock capitalization sector of the U.S. equity market. This group of stocks is known as the S&P MidCap 400 Index.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information
Semi-Annual Shareholder Report
23

furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Manager”) and certain of the Manager’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
Semi-Annual Shareholder Report
24

◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the
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total fund expense waiver and reimbursements of $286,861 is disclosed in various locations in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended April 30, 2022, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Institutional Shares	$32,979	$(20,102)
Service Shares	84,209	(40,226)
Class R6 Shares	3,453	—
TOTAL	$120,641	$(60,328)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2022, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$339,830
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2022, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts. The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Futures Contracts
The Fund purchases stock index futures contracts to manage cash flows, enhance yield and to maintain exposure to the S&P MidCap 400 Index and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at the period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $13,208,509. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral
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required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Manager. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of April 30, 2022, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$4,611,058	$4,895,773
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Payable for variation margin on futures contracts	$876,514*
*
Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2022
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Equity Contracts	$(82,810)
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Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Equity Contracts	$(1,341,082)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could materially differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2022		Year Ended 10/31/2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	984,912	$18,351,726	963,285	$20,853,211
Shares issued to shareholders in payment of distributions declared	1,025,183	19,477,845	738,495	13,963,744
Shares redeemed	(1,030,371)	(19,269,499)	(1,800,233)	(38,449,085)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	979,724	$18,560,072	(98,453)	$(3,632,130)

	Six Months Ended 4/30/2022		Year Ended 10/31/2021
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	711,392	$13,683,530	1,378,605	$30,037,709
Shares issued to shareholders in payment of distributions declared	2,826,337	53,767,786	2,072,134	39,145,773
Shares redeemed	(2,059,059)	(40,588,223)	(4,145,585)	(88,164,671)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	1,478,670	$26,863,093	(694,846)	$(18,981,189)

	Six Months Ended 4/30/2022		Year Ended 10/31/2021
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	305,609	$6,056,573	479,425	$10,452,791
Shares issued to shareholders in payment of distributions declared	454,529	8,653,885	321,962	6,098,842
Shares redeemed	(317,934)	(6,111,466)	(807,849)	(17,791,571)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	442,204	$8,598,992	(6,462)	$(1,239,938)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,900,598	$54,022,157	(799,761)	$(23,853,257)
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4. FEDERAL TAX INFORMATION
At April 30, 2022, the cost of investments for federal tax purposes was $255,069,254. The net unrealized appreciation of investments for federal tax purposes was $138,018,890. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $150,467,521 and net unrealized depreciation from investments for those securities having an excess of cost over value of $12,448,631. The amounts presented are inclusive of derivative contracts.
5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Management Fee
The management agreement between the Fund and the Manager provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended April 30, 2022, the Manager voluntarily waived $222,031 of its fee and reimbursed $60,328 of transfer agent fees.
The Manager has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2022, the Manager reimbursed $4,502.
Other Service Fees
For the six months ended April 30, 2022, FSSC received $7,581 of the other service fees disclosed in Note 2.
Expense Limitation
The Manager and certain of its affiliates (which may include FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.31%, 0.56% and 0.30% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Manager and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Manager which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2022, were as follows:
Purchases	$65,962,529
Sales	$95,473,105
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021 which was renewed on June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2022, the Fund had no outstanding loans. During the six months ended April 30, 2022, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2022, there were no outstanding loans. During the six months ended April 30, 2022, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies, (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2021 to April 30, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2021	Ending Account Value 4/30/2022	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000.00	$900.60	$1.46
Service Shares	$1,000.00	$899.70	$2.64
Class R6 Shares	$1,000.00	$900.80	$1.41
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000.00	$1,023.26	$1.56
Service Shares	$1,000.00	$1,022.02	$2.81
Class R6 Shares	$1,000.00	$1,023.31	$1.51
1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.31%
Service Shares	0.56%
Class R6 Shares	0.30%
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Evaluation and Approval of Advisory Contract–May 2021
FEDERATED HERMES MID-CAP INDEX FUND (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
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matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
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fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
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with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
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The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
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The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the periods ended December 31, 2020, the Fund’s performance for the one-year and five-year periods was above the median of the Performance Peer Group, and the Fund’s performance fell below the median of the Performance Peer Group for the three-year period. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of
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investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
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Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
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The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Index Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Mid-Cap Index Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where
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applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that the Fund did not utilize alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
◾ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
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Federated Hermes Mid-Cap Index Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420E882
CUSIP 31420E205
CUSIP 31420E874
3042108 (6/22)
© 2022 Federated Hermes, Inc.

Semi-Annual Shareholder Report
April 30, 2022

Share Class | Ticker	C | MXCCX	R | FMXKX	Institutional | FISPX	Service | FMXSX

Federated Hermes Max-Cap Index Fund
Fund Established 1990

A Portfolio of Federated Hermes Index Trust
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2021 through April 30, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2022, the Fund’s sector composition1 for its equity securities investments was as follows:
Sector	Percentage of Total Net Assets
Information Technology	26.2%
Health Care	13.8%
Consumer Discretionary	11.0%
Financials	10.6%
Communication Services	8.3%
Industrials	7.7%
Consumer Staples	6.5%
Energy	4.0%
Real Estate	2.8%
Materials	2.7%
Utilities	2.7%
Derivative Contracts[2]	(0.2)%
Cash Equivalents[3]	3.8%
Other Assets and Liabilities—Net[4]	0.1%
TOTAL[5]	100%
1
Except for Derivative Contracts, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Manager assigns a classification to securities not classified by the GICS and to securities for which the Manager does not have access to the classification made by the GICS.
2
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts, as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or notional principal amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3
Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4
Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
5
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Standard & Poor’s 500 Composite Stock Price (S&P 500) Index and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the S&P 500 Index is 100.2%.
Semi-Annual Shareholder Report

Portfolio of Investments
April 30, 2022 (unaudited)
Shares			Value
	[1]	COMMON STOCKS—96.3%
		Communication Services—8.3%
4,067		Activision Blizzard, Inc.	$307,465
2,255	[2]	Alphabet, Inc., Class A	5,146,338
2,083	[2]	Alphabet, Inc., Class C	4,789,504
46,304		AT&T, Inc.	873,293
1,142	[2]	Charter Communications, Inc.	489,336
33,253		Comcast Corp., Class A	1,322,139
1,031	[2]	DISH Network Corp., Class A	29,394
1,962		Electronic Arts, Inc.	231,614
2,007		Fox Corp, Class A	71,931
703		Fox Corp, Class B	23,368
6,972		Interpublic Group of Cos., Inc.	227,427
2,258	[2]	Live Nation Entertainment, Inc.	236,819
4,471		Lumen Technologies, Inc.	44,978
2,419	[2]	Match Group, Inc.	191,464
17,404	[2]	Meta Platforms, Inc.	3,488,980
3,402	[2]	Netflix, Inc.	647,605
3,580		News Corp., Inc., Class A	71,099
1,552		News Corp., Inc., Class B	30,900
723		Paramount Global, Class B	21,054
4,601	[2]	T-Mobile USA, Inc.	566,567
6,200	[2]	Twitter, Inc.	303,924
31,400		Verizon Communications, Inc.	1,453,820
13,831	[2]	Walt Disney Co.	1,543,955
22,124	[2]	Warner Bros. Discovery, Inc.	401,551
		TOTAL	22,514,525
		Consumer Discretionary—11.0%
339		Advance Auto Parts, Inc.	67,675
3,282	[2]	Amazon.com, Inc.	8,157,838
2,282	[2]	Aptiv PLC	242,805
142	[2]	AutoZone, Inc.	277,677
1,854		Bath & Body Works, Inc.	98,058
1,323		Best Buy Co., Inc.	118,977
295	[2]	Booking Holdings, Inc.	652,041
5,547		BorgWarner, Inc.	204,296
1,920	[2]	Caesars Entertainment Corp.	127,258
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
4,759	[2]	Carnival Corp.	$82,331
228	[2]	Chipotle Mexican Grill, Inc.	331,879
2,795		D. R. Horton, Inc.	194,504
744		Darden Restaurants, Inc.	98,007
1,764		Dollar General Corp.	419,003
1,522	[2]	Dollar Tree, Inc.	247,249
631		Domino’s Pizza, Inc.	213,278
7,248		eBay, Inc.	376,316
839	[2]	Etsy, Inc.	78,186
1,849	[2]	Expedia Group, Inc.	323,113
27,626		Ford Motor Co.	391,184
7,407	[2]	General Motors Co.	280,799
1,277		Genuine Parts Co.	166,074
690		Hasbro, Inc.	60,761
1,929	[2]	Hilton Worldwide Holdings, Inc.	299,554
8,267		Home Depot, Inc.	2,483,407
6,330	[2]	Las Vegas Sands Corp.	224,272
1,676		Lennar Corp., Class A	128,197
2,597		LKQ Corp.	128,889
5,730		Lowe’s Cos., Inc.	1,132,993
1,892	[2]	Marriott International, Inc., Class A	335,868
5,478		McDonald’s Corp.	1,364,898
1,592		Newell Brands, Inc.	36,855
9,754		Nike, Inc., Class B	1,216,324
31	[2]	NVR, Inc.	135,662
699	[2]	O’Reilly Automotive, Inc.	423,978
1,202		Pulte Group, Inc.	50,196
2,274		PVH Corp.	165,502
1,626		Ralph Lauren Corp.	169,657
1,295		Ross Stores, Inc.	129,202
1,341	[2]	Royal Caribbean Cruises, Ltd.	104,236
8,953		Starbucks Corp.	668,252
6,092		Tapestry, Inc.	200,549
3,680		Target Corp.	841,432
6,262	[2]	Tesla, Inc.	5,452,699
6,707		TJX Cos., Inc.	411,005
730		Tractor Supply Co.	147,058
367	[2]	Ulta Beauty, Inc.	145,626
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
968	[2]	Under Armour, Inc., Class A	$14,868
2,542	[2]	Under Armour, Inc., Class C	36,071
278		Whirlpool Corp.	50,463
845	[2]	Wynn Resorts Ltd.	59,556
1,936		Yum! Brands, Inc.	226,531
		TOTAL	29,993,109
		Consumer Staples—6.5%
16,163		Altria Group, Inc.	898,178
5,619		Archer-Daniels-Midland Co.	503,238
911		Campbell Soup Co.	43,017
3,163		Church and Dwight, Inc.	308,582
1,067		Clorox Co.	153,082
5,961		Colgate-Palmolive Co.	459,295
2,808		Conagra Brands, Inc.	98,083
677		Constellation Brands, Inc., Class A	166,603
3,357		Costco Wholesale Corp.	1,784,984
1,844		Estee Lauder Cos., Inc., Class A	486,927
4,120		General Mills, Inc.	291,408
1,702		Hershey Foods Corp.	384,261
4,710		Hormel Foods Corp.	246,757
1,504		Kellogg Co.	103,024
1,420		Kimberly-Clark Corp.	197,139
4,653		Kraft Heinz Co./The	198,357
7,386		Kroger Co.	398,549
1,595		McCormick & Co., Inc.	160,409
910		Molson Coors Beverage Company, Class B	49,267
10,492		Mondelez International, Inc.	676,524
1,128	[2]	Monster Beverage Corp.	96,647
10,509		PepsiCo, Inc.	1,804,500
11,319		Philip Morris International, Inc.	1,131,900
18,105		Procter & Gamble Co.	2,906,758
612		Smucker (J.M.) Co.	83,801
2,185		Sysco Corp.	186,774
28,996		The Coca-Cola Co.	1,873,432
1,896		Tyson Foods, Inc., Class A	176,631
4,739		Walgreens Boots Alliance, Inc.	200,934
10,579		WalMart, Inc.	1,618,481
		TOTAL	17,687,542
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Energy—4.0%
5,897		APA Corp.	$241,364
6,029		Baker Hughes a GE Co. LLC	187,020
14,257		Chevron Corp.	2,233,644
11,111		ConocoPhillips	1,061,323
1,364		Coterra Energy, Inc., Class A	39,270
4,265		Devon Energy Corp.	248,095
270		Diamondback Energy, Inc.	34,082
4,150		EOG Resources, Inc.	484,554
31,350		Exxon Mobil Corp.	2,672,587
3,313		Halliburton Co.	118,009
2,304		Hess Corp.	237,473
16,020		Kinder Morgan, Inc.	290,763
11,043		Marathon Oil Corp.	275,191
4,012		Marathon Petroleum Corp.	350,087
8,977		Occidental Petroleum Corp.	494,543
3,725		ONEOK, Inc.	235,904
3,835		Phillips 66	332,725
1,589		Pioneer Natural Resources, Inc.	369,395
9,855		Schlumberger Ltd.	384,443
2,793		Valero Energy Corp.	311,364
5,178		Williams Cos., Inc.	177,554
		TOTAL	10,779,390
		Financials—10.6%
4,062		Aflac, Inc.	232,671
1,902		Allstate Corp.	240,679
4,447		American Express Co.	776,935
8,414		American International Group, Inc.	492,303
925		Ameriprise Financial, Inc.	245,578
1,535		Aon PLC	442,065
279		Assurant, Inc.	50,745
52,430		Bank of America Corp.	1,870,702
8,471		Bank of New York Mellon Corp.	356,290
13,661	[2]	Berkshire Hathaway, Inc., Class B	4,410,181
1,107		BlackRock, Inc.	691,521
4,144		Capital One Financial Corp.	516,425
910		Cboe Global Markets, Inc.	102,812
9,566		Charles Schwab Corp.	634,513
3,882		Chubb Ltd.	801,439
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
1,167		Cincinnati Financial Corp.	$143,144
14,297		Citigroup, Inc.	689,258
3,022		Citizens Financial Group, Inc.	119,067
2,659		CME Group, Inc.	583,225
663		Comerica, Inc.	54,300
3,392		Discover Financial Services	381,464
390		Everest Re Group Ltd.	107,137
278		FactSet Research Systems	112,170
4,402		Fifth Third Bancorp	165,207
477		First Republic Bank	71,178
1,882		Franklin Resources, Inc.	46,278
790		Gallagher (Arthur J.) & Co.	133,107
2,453		Goldman Sachs Group, Inc.	749,367
11,140		Huntington Bancshares, Inc.	146,491
4,426		Intercontinental Exchange, Inc.	512,575
1,230		Invesco Ltd.	22,607
22,272		JPMorgan Chase & Co.	2,658,386
13,730		KeyCorp	265,126
3,386		Lincoln National Corp.	203,668
1,040		Loews Corp.	65,354
1,166		M & T Bank Corp.	194,302
3,940		Marsh & McLennan Cos., Inc.	637,098
4,855		MetLife, Inc.	318,876
1,294		Moody’s Corp.	409,525
12,242		Morgan Stanley	986,583
320		MSCI, Inc., Class A	134,800
98		NASDAQ, Inc.	15,422
1,805		Northern Trust Corp.	186,005
3,300		PNC Financial Services Group	548,130
1,441		Principal Financial Group, Inc.	98,190
4,387		Progressive Corp., OH	470,988
4,012		Prudential Financial, Inc.	435,342
155		Raymond James Financial, Inc.	15,106
13,747		Regions Financial Corp.	284,838
2,721		S&P Global, Inc.	1,024,457
2,458		State Street Corp.	164,612
165	[2]	SVB Financial Group	80,461
7,583		Synchrony Financial	279,130
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
1,914		T. Rowe Price Group, Inc.	$235,499
2,134		The Hartford Financial Services Group, Inc.	149,231
1,653		The Travelers Cos., Inc.	282,762
10,517		Truist Financial Corp.	508,497
9,574		U.S. Bancorp	464,914
32,062		Wells Fargo & Co.	1,398,865
1,032		Willis Towers Watson PLC	221,736
693		Zions Bancorporation, N.A.	39,162
		TOTAL	28,678,499
		Health Care—13.8%
13,462		Abbott Laboratories	1,527,937
14,079		AbbVie, Inc.	2,067,924
431	[2]	Abiomed, Inc.	123,516
2,466		Agilent Technologies, Inc.	294,120
210	[2]	Align Technology, Inc.	60,881
954		AmerisourceBergen Corp.	144,331
3,666		Amgen, Inc.	854,875
1,762		Anthem, Inc.	884,401
3,482		Baxter International, Inc.	247,431
1,619		Becton Dickinson & Co.	400,201
1,752	[2]	Biogen, Inc.	363,435
11,286	[2]	Boston Scientific Corp.	475,253
15,945		Bristol-Myers Squibb Co.	1,200,180
1,631		Cardinal Health, Inc.	94,680
4,043	[2]	Centene Corp.	325,664
3,690		Cerner Corp.	345,532
475	[2]	Charles River Laboratories International, Inc.	114,717
2,308		CIGNA Corp.	569,568
438		Cooper Cos., Inc.	158,136
11,157		CVS Health Corp.	1,072,522
4,860		Danaher Corp.	1,220,492
232	[2]	Davita, Inc.	25,142
2,201		Dentsply Sirona, Inc.	88,018
443	[2]	Dexcom, Inc.	181,001
5,827	[2]	Edwards Lifesciences Corp.	616,380
5,847		Eli Lilly & Co.	1,708,084
11,629		Gilead Sciences, Inc.	690,065
1,685		HCA Healthcare, Inc.	361,517
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
733	[2]	Henry Schein, Inc.	$59,446
3,690	[2]	Hologic, Inc.	265,643
660		Humana, Inc.	293,410
690	[2]	IDEXX Laboratories, Inc.	297,031
756	[2]	Illumina, Inc.	224,267
1,747	[2]	Incyte Genomics, Inc.	130,955
2,775	[2]	Intuitive Surgical, Inc.	664,057
1,545	[2]	IQVIA Holdings, Inc.	336,795
19,537		Johnson & Johnson	3,525,647
1,213	[2]	Laboratory Corp. of America Holdings	291,460
1,035		McKesson Corp.	320,446
10,312		Medtronic PLC	1,076,160
18,574		Merck & Co., Inc.	1,647,328
193	[2]	Mettler-Toledo International, Inc.	246,563
2,578	[2]	Moderna, Inc.	346,509
850	[2]	Molina Healthcare, Inc.	266,432
5,877		Organon & Co.	190,003
1,116		PerkinElmer, Inc.	163,617
44,598		Pfizer, Inc.	2,188,424
1,912		Quest Diagnostics, Inc.	255,902
771	[2]	Regeneron Pharmaceuticals, Inc.	508,174
501		ResMed, Inc.	100,185
863		STERIS PLC	193,355
1,981		Stryker Corp.	477,936
433		Teleflex, Inc.	123,673
2,996		Thermo Fisher Scientific, Inc.	1,656,548
6,993		UnitedHealth Group, Inc.	3,556,290
1,981	[2]	Vertex Pharmaceuticals, Inc.	541,249
6,511		Viatris, Inc.	67,259
551	[2]	Waters Corp.	166,964
190		West Pharmaceutical Services, Inc.	59,861
1,783		Zimmer Biomet Holdings, Inc.	215,297
3,687		Zoetis, Inc.	653,521
		TOTAL	37,326,410
		Industrials—7.7%
4,460		3M Co.	643,221
681	[2]	Alaska Air Group, Inc.	37,040
518		Allegion PLC	59,176
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
4,908	[2]	American Airlines Group, Inc.	$92,123
1,949		Ametek, Inc.	246,081
3,946	[2]	Boeing Co.	587,323
7,072		Carrier Global Corp.	270,645
3,924		Caterpillar, Inc.	826,159
324		Cintas Corp.	128,712
1,834	[2]	Copart, Inc.	208,434
15,798		CSX Corp.	542,503
356		Cummins, Inc.	67,352
1,780		Deere & Co.	672,039
1,508	[2]	Delta Air Lines, Inc.	64,889
1,267		Dover Corp.	168,891
1,989		Eaton Corp. PLC	288,445
4,173		Emerson Electric Co.	376,321
1,554		Equifax, Inc.	316,270
1,554		Expeditors International Washington, Inc.	153,955
1,825		Fastenal Co.	100,941
1,688		FedEx Corp.	335,473
3,160		Fortive Corp.	181,700
1,338		Fortune Brands Home & Security, Inc.	95,333
2,294		General Dynamics Corp.	542,600
7,917		General Electric Co.	590,212
5,272		Honeywell International, Inc.	1,020,185
6,754		Howmet Aerospace, Inc.	230,446
1,436		Hunt (J.B.) Transportation Services, Inc.	245,341
923		Huntington Ingalls Industries, Inc.	196,359
714		IDEX Corp.	135,531
1,429		Illinois Tool Works, Inc.	281,670
3,647		Ingersoll-Rand, Inc.	160,322
1,078		Jacobs Engineering Group, Inc.	149,357
5,707		Johnson Controls International PLC	341,678
1,360		L3Harris Technologies, Inc.	315,874
795		Leidos Holdings, Inc.	82,290
2,110		Lockheed Martin Corp.	911,773
4,607		Masco Corp.	242,743
1,670		Nielsen Holdings PLC	44,773
534		Nordson Corp.	115,178
1,899		Norfolk Southern Corp.	489,714
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
1,038		Northrop Grumman Corp.	$456,097
172		Old Dominion Freight Lines, Inc.	48,181
5,037		Otis Worldwide Corp.	366,895
938		PACCAR, Inc.	77,901
1,062		Parker-Hannifin Corp.	287,611
1,768		Pentair PLC	89,726
860		Quanta Services, Inc.	99,743
10,896		Raytheon Technologies Corp.	1,034,139
2,609		Republic Services, Inc.	350,310
689		Robert Half International, Inc.	67,736
939		Rockwell Automation, Inc.	237,257
849		Roper Technologies, Inc.	398,962
711		Smith (A.O.) Corp.	41,544
268		Snap-On, Inc.	56,947
5,025	[2]	Southwest Airlines Co.	234,768
230		Stanley Black & Decker, Inc.	27,635
3,672		Textron, Inc.	254,286
1,934		Trane Technologies PLC	270,547
612	[2]	Transdigm Group, Inc.	364,024
4,651		Union Pacific Corp.	1,089,683
2,504	[2]	United Airlines Holdings, Inc.	126,452
6,193		United Parcel Service, Inc.	1,114,616
458	[2]	United Rentals, Inc.	144,966
1,336		Verisk Analytics, Inc.	272,611
267		W.W. Grainger, Inc.	133,508
2,955		Wabtec Corp.	265,684
2,704		Waste Management, Inc.	444,646
		TOTAL	20,915,547
		Information Technology—26.2%
4,775		Accenture PLC	1,434,219
3,859	[2]	Adobe, Inc.	1,527,971
13,721	[2]	Advanced Micro Devices, Inc.	1,173,420
2,383	[2]	Akamai Technologies, Inc.	267,563
2,506		Amphenol Corp., Class A	179,179
4,107		Analog Devices, Inc.	634,039
751	[2]	Ansys, Inc.	207,043
115,122		Apple, Inc.	18,148,983
6,397		Applied Materials, Inc.	705,909
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
1,458	[2]	Arista Networks, Inc.	$168,501
1,787	[2]	Autodesk, Inc.	338,243
3,021		Automatic Data Processing, Inc.	659,122
3,040		Broadcom, Inc.	1,685,346
2,030	[2]	Cadence Design Systems, Inc.	306,226
212		CDW Corp.	34,594
31,004		Cisco Systems, Inc.	1,518,576
3,601		Cognizant Technology Solutions Corp.	291,321
6,412		Corning, Inc.	225,638
6,274	[2]	DXC Technology Co.	180,064
878	[2]	Enphase Energy, Inc.	141,709
357	[2]	EPAM Systems, Inc.	94,601
315	[2]	F5, Inc.	52,734
4,798		Fidelity National Information Services, Inc.	475,722
3,051	[2]	Fiserv, Inc.	298,754
500	[2]	FleetCor Technologies Inc.	124,760
931	[2]	Fortinet, Inc.	269,068
1,081	[2]	Gartner, Inc., Class A	314,085
2,227		Global Payments, Inc.	305,054
406		Henry Jack & Associates, Inc.	76,969
18,706		Hewlett Packard Enterprise Co.	288,259
11,806		HP, Inc.	432,454
6,488		IBM Corp.	857,778
30,375		Intel Corp.	1,324,046
2,123		Intuit, Inc.	889,006
553	[2]	IPG Photonics Corp.	52,247
6,386		Juniper Networks, Inc.	201,287
1,562	[2]	Keysight Technologies, Inc.	219,102
1,214		KLA Corp.	387,582
1,348		Lam Research Corp.	627,844
6,067		Mastercard, Inc.	2,204,626
4,107		Microchip Technology, Inc.	267,776
10,356		Micron Technology, Inc.	706,176
56,094		Microsoft Corp.	15,567,207
1,220		Motorola, Inc.	260,702
3,502		NetApp, Inc.	256,522
9,566		NortonLifeLock, Inc.	239,533
18,767		NVIDIA Corp.	3,480,716
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
1,870		NXP Semiconductors NV	$319,583
10,037		Oracle Corp.	736,716
2,198		Paychex, Inc.	278,553
447	[2]	Paycom Software, Inc.	125,817
8,986	[2]	PayPal Holdings, Inc.	790,139
8,317		Qualcomm, Inc.	1,161,802
7,514	[2]	Salesforce, Inc.	1,322,013
1,165		Seagate Technology Holdings PLC	95,577
1,770	[2]	ServiceNow, Inc.	846,237
1,463		Skyworks Solutions, Inc.	165,758
1,619	[2]	Synopsys, Inc.	464,313
2,665		TE Connectivity Ltd.	332,539
60	[2]	Teledyne Technologies, Inc.	25,893
1,418		Teradyne, Inc.	149,542
6,108		Texas Instruments, Inc.	1,039,887
2,289	[2]	Trimble, Inc.	152,676
375	[2]	Tyler Technologies, Inc.	148,016
594	[2]	Verisign, Inc.	106,142
12,274		Visa, Inc., Class A	2,615,958
1,917	[2]	Western Digital Corp.	101,735
468	[2]	Zebra Technologies Corp., Class A	173,001
		TOTAL	71,254,173
		Materials—2.7%
1,771		Air Products & Chemicals, Inc.	414,538
216		Albemarle Corp.	41,651
13,703		Amcor PLC	162,518
786		Avery Dennison Corp.	141,952
829		Ball Corp.	67,282
2,886		CF Industries Holdings, Inc.	279,451
4,983		Corteva, Inc.	287,469
5,079		Dow, Inc.	337,754
1,815		DuPont de Nemours, Inc.	119,663
707		Eastman Chemical Co.	72,588
2,022		Ecolab, Inc.	342,406
745		FMC Corp.	98,742
13,805		Freeport-McMoRan, Inc.	559,793
2,125		International Flavors & Fragrances, Inc.	257,763
3,482		International Paper Co.	161,147
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Materials—continued
4,270		Linde PLC	$1,332,069
3,258		LyondellBasell Industries N.V.	345,446
543		Martin Marietta Materials	192,341
2,405		Mosaic Co./The	150,120
7,603		Newmont Corp.	553,879
1,866		Nucor Corp.	288,819
540		Packaging Corp. of America	87,032
1,992		PPG Industries, Inc.	254,956
696		Sealed Air Corp.	44,690
1,914		Sherwin-Williams Co.	526,273
198		Vulcan Materials Co.	34,113
1,412		WestRock Co.	69,936
		TOTAL	7,224,391
		Real Estate—2.8%
381		Alexandria Real Estate Equities, Inc.	69,403
3,515		American Tower Corp.	847,185
960		Avalonbay Communities, Inc.	218,381
840		Boston Properties, Inc.	98,784
1,608		Camden Property Trust	252,279
4,127	[2]	CBRE Group, Inc.	342,706
3,377		Crown Castle International Corp.	625,454
1,165		Digital Realty Trust, Inc.	170,230
3,326		Duke Realty Corp.	182,099
485		Equinix, Inc.	348,754
2,863		Equity Residential Properties Trust	233,335
568		Essex Property Trust, Inc.	187,025
871		Extra Space Storage, Inc.	165,490
337		Federal Realty Investment Trust	39,449
4,827		Healthpeak Properties, Inc.	158,374
12,435		Host Hotels & Resorts, Inc.	253,052
818		Mid-American Apartment Communities, Inc.	160,884
5,572		ProLogis, Inc.	893,136
1,073		Public Storage	398,619
2,319		Realty Income Corp.	160,846
853		Regency Centers Corp.	58,712
1,205		SBA Communications Corp.	418,268
2,241		Simon Property Group, Inc.	264,438
2,606		UDR, Inc.	138,665
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Real Estate—continued
2,528		Ventas, Inc.	$140,430
4,543		Vornado Realty Trust L.P.	175,860
2,966		Welltower, Inc.	269,342
9,071		Weyerhaeuser Co.	373,907
		TOTAL	7,645,107
		Utilities—2.7%
6,125		AES Corp.	125,073
4,064		Alliant Energy Corp.	239,004
2,215		Ameren Corp.	205,774
3,495		American Electric Power Co., Inc.	346,390
1,525		American Water Works Co., Inc.	234,972
417		CenterPoint Energy, Inc.	12,764
4,109		CMS Energy Corp.	282,247
2,363		Consolidated Edison Co.	219,145
1,998		Constellation Energy Corp.	118,302
5,741		Dominion Energy, Inc.	468,695
1,247		DTE Energy Co.	163,407
5,512		Duke Energy Corp.	607,202
908		Edison International	62,461
385		Entergy Corp.	45,757
2,872		EverSource Energy	251,013
6,760		Exelon Corp.	316,233
7,195		FirstEnergy Corp.	311,615
15,012		NextEra Energy, Inc.	1,066,152
2,062		NiSource, Inc.	60,045
486		Pinnacle West Capital Corp.	34,603
10,372		PPL Corp.	293,631
3,523		Public Service Enterprises Group, Inc.	245,412
3,200		Sempra Energy	516,352
7,561		Southern Co.	554,902
2,629		WEC Energy Group, Inc.	263,031
4,403		Xcel Energy, Inc.	322,564
		TOTAL	7,366,746
		TOTAL COMMON STOCKS (IDENTIFIED COST $70,799,181)	261,385,439
Semi-Annual Shareholder Report

Shares		Value
	INVESTMENT COMPANY—3.8%
10,384,591	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.37%[3]	$10,381,475
	TOTAL INVESTMENT IN SECURITIES—100.1% (IDENTIFIED COST $81,180,656)[4]	271,766,914
	OTHER ASSETS AND LIABILITIES - NET—(0.1)%[5]	(231,024)
	TOTAL NET ASSETS—100%	$271,535,890
At April 30, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Long Futures:
2S&P 500 E-Mini Index	51	$10,525,125	June 2022	$(655,640)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Manager or an affiliate of the Manager. Transactions with affiliated fund holdings during the period ended April 30, 2022, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total Affiliated Transactions
Value as of 10/31/2021	$35,250	$8,622,325	$8,657,575
Purchases at Cost	$1,012,554	$33,244,614	$34,257,168
Proceeds from Sales	$(1,047,804)	$(31,480,151)	$(32,527,955)
Change in Unrealized Appreciation/Depreciation	N/A	$(1,745)	$(1,745)
Net Realized Gain/(Loss)	N/A	$(3,568)	$(3,568)
Value as of 4/30/2022	$—	$10,381,475	$10,381,475
Shares Held as of 4/30/2022	$—	10,384,591	10,384,591
Dividend Income	$4	$6,230	$6,234
Gain Distributions Received	N/A	$1,368	$1,368
*
All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $10,525,125 at April 30, 2022, which represents 3.9% of total net assets. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the S&P 500 Index is 100.2%.
2
Non-income-producing security.
3
7-day net yield.
4
Also represents cost for federal tax purposes.
Semi-Annual Shareholder Report

5
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2022, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$10.48	$9.21	$9.91	$12.74	$15.09	$14.54
Income From Investment Operations:
Net investment income (loss)	(0.00)[1,2]	0.00[1,2]	0.04[1]	0.06[1]	0.06[1]	0.09
Net realized and unrealized gain (loss)	(0.92)	3.28	0.68	1.03	0.75	2.75
TOTAL FROM INVESTMENT OPERATIONS	(0.92)	3.28	0.72	1.09	0.81	2.84
Less Distributions:
Distributions from net investment income	(0.01)	(0.02)	(0.05)	(0.06)	(0.07)	(0.09)
Distributions from net realized gain	(1.53)	(1.99)	(1.37)	(3.86)	(3.09)	(2.20)
TOTAL DISTRIBUTIONS	(1.54)	(2.01)	(1.42)	(3.92)	(3.16)	(2.29)
Net Asset Value, End of Period	$8.02	$10.48	$9.21	$9.91	$12.74	$15.09
Total Return[3]	(10.18)%	40.91%	8.04%	12.59%	6.09%	22.22%
Ratios to Average Net Assets:
Net expenses[4]	1.41%[5]	1.41%	1.42%[6]	1.41%	1.41%	1.42%
Net investment income	(0.02)%[5]	0.03%	0.46%	0.61%	0.48%	0.60%
Expense waiver/reimbursement[7]	0.09%[5]	0.10%	0.12%	0.10%	0.06%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$29,918	$35,915	$30,451	$35,742	$37,324	$41,904
Portfolio turnover[8]	19%	33%	29%	32%	30%	31%
1
Per share numbers have been calculated using the average shares method.
2
Represents less than $0.01.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
Computed on an annualized basis.
6
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.42% for the year ended October 31, 2020, after taking into account this expense reduction.
7
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
8
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$10.81	$9.44	$10.12	$12.92	$15.27	$14.68
Income From Investment Operations:
Net investment income	0.01[1]	0.03[1]	0.07[1]	0.09[1]	0.10[1]	0.12
Net realized and unrealized gain (loss)	(0.94)	3.37	0.70	1.06	0.74	2.80
TOTAL FROM INVESTMENT OPERATIONS	(0.93)	3.40	0.77	1.15	0.84	2.92
Less Distributions:
Distributions from net investment income	(0.02)	(0.04)	(0.08)	(0.09)	(0.10)	(0.13)
Distributions from net realized gain	(1.53)	(1.99)	(1.37)	(3.86)	(3.09)	(2.20)
TOTAL DISTRIBUTIONS	(1.55)	(2.03)	(1.45)	(3.95)	(3.19)	(2.33)
Net Asset Value, End of Period	$8.33	$10.81	$9.44	$10.12	$12.92	$15.27
Total Return[2]	(10.00)%	41.28%	8.39%	13.00%	6.31%	22.65%
Ratios to Average Net Assets:
Net expenses[3]	1.11%[4]	1.10%	1.11%[5]	1.08%	1.11%	1.11%
Net investment income	0.27%[4]	0.34%	0.75%	0.94%	0.79%	0.92%
Expense waiver/reimbursement[6]	0.11%[4]	0.10%	0.12%	0.11%	0.07%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$37,408	$42,899	$35,879	$38,142	$41,765	$47,867
Portfolio turnover[7]	19%	33%	29%	32%	30%	31%
1
Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns for periods of less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.11% for the year ended October 31, 2020, after taking into account this expense reduction.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
7
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$11.10	$9.64	$10.31	$13.09	$15.42	$14.80
Income From Investment Operations:
Net investment income	0.05[1]	0.11[1]	0.14[1]	0.16[1]	0.21[1]	0.25
Net realized and unrealized gain (loss)	(0.98)	3.45	0.70	1.08	0.75	2.80
TOTAL FROM INVESTMENT OPERATIONS	(0.93)	3.56	0.84	1.24	0.96	3.05
Less Distributions:
Distributions from net investment income	(0.05)	(0.11)	(0.14)	(0.16)	(0.20)	(0.23)
Distributions from net realized gain	(1.53)	(1.99)	(1.37)	(3.86)	(3.09)	(2.20)
TOTAL DISTRIBUTIONS	(1.58)	(2.10)	(1.51)	(4.02)	(3.29)	(2.43)
Net Asset Value, End of Period	$8.59	$11.10	$9.64	$10.31	$13.09	$15.42
Total Return[2]	(9.69)%	42.34%	9.16%	13.76%	7.16%	23.55%
Ratios to Average Net Assets:
Net expenses[3]	0.36%[4]	0.36%	0.36%[5]	0.36%	0.36%	0.36%
Net investment income	1.02%[4]	1.07%	1.50%	1.66%	1.56%	1.67%
Expense waiver/reimbursement[6]	0.13%[4]	0.14%	0.16%	0.13%	0.11%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$130,806	$159,314	$119,545	$133,835	$137,792	$201,836
Portfolio turnover[7]	19%	33%	29%	32%	30%	31%
1
Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns for periods of less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.36% for the year ended October 31, 2020, after taking into account this expense reduction.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
7
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$10.85	$9.46	$10.14	$12.94	$15.28	$14.69
Income From Investment Operations:
Net investment income	0.03[1]	0.08[1]	0.11[1]	0.13[1]	0.16[1]	0.17
Net realized and unrealized gain (loss)	(0.95)	3.38	0.70	1.06	0.75	2.81
TOTAL FROM INVESTMENT OPERATIONS	(0.92)	3.46	0.81	1.19	0.91	2.98
Less Distributions:
Distributions from net investment income	(0.04)	(0.08)	(0.12)	(0.13)	(0.16)	(0.19)
Distributions from net realized gain	(1.53)	(1.99)	(1.37)	(3.86)	(3.09)	(2.20)
TOTAL DISTRIBUTIONS	(1.57)	(2.07)	(1.49)	(3.99)	(3.25)	(2.39)
Net Asset Value, End of Period	$8.36	$10.85	$9.46	$10.14	$12.94	$15.28
Total Return[2]	(9.85)%	42.02%	8.87%	13.41%	6.85%	23.14%
Ratios to Average Net Assets:
Net expenses[3]	0.66%[4]	0.66%	0.66%[5]	0.66%	0.66%	0.66%
Net investment income	0.72%[4]	0.77%	1.23%	1.36%	1.24%	1.39%
Expense waiver/reimbursement[6]	0.39%[4]	0.39%	0.41%	0.39%	0.35%	0.35%
Supplemental Data:
Net assets, end of period (000 omitted)	$73,404	$90,795	$72,477	$107,852	$110,443	$144,226
Portfolio turnover[7]	19%	33%	29%	32%	30%	31%
1
Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns for periods of less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.66% for the year ended October 31, 2020, after taking into account this expense reduction.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
7
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
April 30, 2022 (unaudited)

Assets:
Investment in securities, at value including $10,381,475 of investment in an affiliated holding* (identified cost $81,180,656)		$271,766,914
Due from broker (Note 2)		571,200
Income receivable		213,696
Receivable for shares sold		123,293
Receivable for investments sold		29,952
Income receivable from affiliated holding		2,820
TOTAL ASSETS		272,707,875
Liabilities:
Payable for shares redeemed	$519,535
Payable for investments purchased	27,200
Payable for variation margin on futures contracts	397,800
Payable for portfolio accounting fees	70,477
Payable for transfer agent fees (Note 2)	53,008
Payable for distribution services fee (Note 5)	40,048
Payable for other service fees (Notes 2 and 5)	32,258
Payable for management fee (Note 5)	3,046
Accrued expenses (Note 5)	28,613
TOTAL LIABILITIES		1,171,985
Net assets for 32,225,642 shares outstanding		$271,535,890
Net Assets Consists of:
Paid-in capital		$62,654,860
Total distributable earnings (loss)		208,881,030
TOTAL NET ASSETS		$271,535,890
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class C Shares:
Net asset value per share ($29,917,601 ÷ 3,731,002 shares outstanding) no par value, unlimited shares authorized	$8.02
Offering price per share	$8.02
Redemption proceeds per share (99.00/100 of $8.02)	$7.94
Class R Shares:
Net asset value per share ($37,408,410 ÷ 4,491,873 shares outstanding) no par value, unlimited shares authorized	$8.33
Offering price per share	$8.33
Redemption proceeds per share	$8.33
Institutional Shares:
Net asset value per share ($130,806,177 ÷ 15,222,175 shares outstanding) no par value, unlimited shares authorized	$8.59
Offering price per share	$8.59
Redemption proceeds per share	$8.59
Service Shares:
Net asset value per share ($73,403,702 ÷ 8,780,592 shares outstanding) no par value, unlimited shares authorized	$8.36
Offering price per share	$8.36
Redemption proceeds per share	$8.36
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended April 30, 2022 (unaudited)

Investment Income:
Dividends (including $6,230 received from an affiliated holding* and net of foreign taxes withheld of $414)			$2,167,736
Net income on securities loaned (includes $4 earned from an affiliated holding* related to cash collateral balances) (Note 2)			444
TOTAL INCOME			2,168,180
Expenses:
Management fee (Note 5)		$468,898
Custodian fees		17,428
Transfer agent fees (Note 2)		158,635
Directors’/Trustees’ fees (Note 5)		2,605
Auditing fees		12,794
Legal fees		4,548
Distribution services fee (Note 5)		357,881
Other service fees (Notes 2 and 5)		147,145
Portfolio accounting fees		72,706
Share registration costs		32,461
Printing and postage		10,486
Miscellaneous (Note 5)		49,870
TOTAL EXPENSES		1,335,457
Waivers and Reimbursements:
Waiver/reimbursement of investment management fee (Note 5)	$(147,236)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(158,580)
TOTAL WAIVERS AND REIMBURSEMENTS		(305,816)
Net expenses			1,029,641
Net investment income			$1,138,539
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized gain on investments and foreign currency transactions (including realized loss of ($3,568) on sales of investments in an affiliated holding*)	$21,466,780
Net realized loss on futures contracts	(212,297)
Realized gain distribution from affiliated investment company shares*	1,368
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of ($1,745) of investments in an affiliated holding*)	(51,732,906)
Net change in unrealized appreciation of futures contracts	(890,074)
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	(31,367,129)
Change in net assets resulting from operations	$(30,228,590)
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2022	Year Ended 10/31/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,138,539	$2,346,940
Net realized gain	21,255,851	46,274,680
Net change in unrealized appreciation/depreciation	(52,622,980)	54,636,107
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(30,228,590)	103,257,727
Distributions to Shareholders:
Class C Shares	(5,263,435)	(6,400,546)
Class R Shares	(6,179,240)	(7,714,663)
Institutional Shares	(22,889,670)	(26,868,472)
Service Shares	(12,913,486)	(16,127,333)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(47,245,831)	(57,111,014)
Share Transactions:
Proceeds from sale of shares	17,711,938	34,150,924
Net asset value of shares issued to shareholders in payment of distributions declared	45,989,668	55,332,652
Cost of shares redeemed	(43,613,990)	(65,059,295)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	20,087,616	24,424,281
Change in net assets	(57,386,805)	70,570,994
Net Assets:
Beginning of period	328,922,695	258,351,701
End of period	$271,535,890	$328,922,695
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
April 30, 2022 (unaudited)
1. ORGANIZATION
Federated Hermes Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Hermes Max-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class C Shares, Class R Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide investment results that generally correspond to the aggregate price and performance of publicly traded common stocks comprising the Standard & Poor’s 500 Index (S&P 500).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Manager”) and certain of the Manager’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
Semi-Annual Shareholder Report

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $305,816 is disclosed in various locations in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended April 30, 2022, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class C Shares	$12,672	$—
Class R Shares	61,114	(3,764)
Institutional Shares	52,981	(30,650)
Service Shares	31,868	(19,445)
TOTAL	$158,635	$(53,859)
Semi-Annual Shareholder Report

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class C Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2022, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class C Shares	$42,424
Service Shares	104,721
TOTAL	$147,145
For the six months ended April 30, 2022, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2022, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage market risk and maintain exposure to the S&P 500 Index. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation
Semi-Annual Shareholder Report

margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at the period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $10,977,339. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Manager. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Semi-Annual Shareholder Report

As of April 30, 2022, the Fund has no outstanding securities on loan.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Payable for variation margin on futures contracts	$655,640*
*
Includes cumulative net depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2022
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Equity Contracts	$212,297

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Equity Contracts	$(890,074)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2022		Year Ended 10/31/2021
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	175,179	$1,592,195	246,523	$2,300,338
Shares issued to shareholders in payment of distributions declared	553,396	4,935,940	712,742	6,008,783
Shares redeemed	(426,013)	(3,816,051)	(838,221)	(7,705,776)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	302,562	$2,712,084	121,044	$603,345

	Six Months Ended 4/30/2022		Year Ended 10/31/2021
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	445,024	$4,190,929	660,773	$6,388,992
Shares issued to shareholders in payment of distributions declared	667,001	6,175,623	881,931	7,679,925
Shares redeemed	(588,336)	(5,553,457)	(1,376,479)	(13,315,617)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	523,689	$4,813,095	166,225	$753,300

	Six Months Ended 4/30/2022		Year Ended 10/31/2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	706,393	$6,928,827	1,676,479	$17,063,021
Shares issued to shareholders in payment of distributions declared	2,319,894	22,168,415	2,877,498	25,836,124
Shares redeemed	(2,150,988)	(20,215,471)	(2,605,818)	(25,402,346)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	875,299	$8,881,771	1,948,159	$17,496,799

	Six Months Ended 4/30/2022		Year Ended 10/31/2021
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	530,821	$4,999,987	857,944	$8,398,573
Shares issued to shareholders in payment of distributions declared	1,367,089	12,709,690	1,805,545	15,807,820
Shares redeemed	(1,488,518)	(14,029,011)	(1,952,638)	(18,635,556)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	409,392	$3,680,666	710,851	$5,570,837
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,110,942	$20,087,616	2,946,279	$24,424,281
Semi-Annual Shareholder Report

4. FEDERAL TAX INFORMATION
At April 30, 2022, the cost of investments for federal tax purposes was $81,180,656. The net unrealized appreciation of investments for federal tax purposes was $189,930,618. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $191,942,908 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,012,290. The amounts presented are inclusive of derivative contracts.
5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Management Fee
The management agreement between the Fund and the Manager provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended April 30, 2022, the Manager voluntarily waived $143,807 of its fee.
The Manager has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2022, the Manager reimbursed $3,429.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class C Shares, Class R Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class C Shares	0.75%
Class R Shares	0.50%
Service Shares	0.30%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2022, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$127,392	$—
Class R Shares	103,229	—
Service Shares	127,260	(104,721)
TOTAL	$357,881	$(104,721)
Semi-Annual Shareholder Report

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2022, FSC retained $69,964 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2022, FSC did not retain any CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended April 30, 2022, FSSC received $3,185 of the other service fees disclosed in Note 2.
Expense Limitation
The Manager and certain of its affiliates (which may include FSC and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class C Shares, Class R Shares, Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.44%, 1.11%, 0.36% and 0.66% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Manager and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Manager which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2022, were as follows:
Purchases	$57,636,712
Sales	$86,226,508
Semi-Annual Shareholder Report

7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021, which was renewed on June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2022, the Fund had no outstanding loans. During the six months ended April 30, 2022, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2022, there were no outstanding loans. During the six months ended April 30, 2022, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies, (including certain Fund service providers and issuers of Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2021 to April 30, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2021	Ending Account Value 4/30/2022	Expenses Paid During Period[1]
Actual:
Class C Shares	$1,000	$898.20	$6.64
Class R Shares	$1,000	$900.00	$5.23
Institutional Shares	$1,000	$903.10	$1.70
Service Shares	$1,000	$901.50	$3.11
Hypothetical (assuming a 5% return before expenses):
Class C Shares	$1,000	$1,017.80	$7.05
Class R Shares	$1,000	$1,019.29	$5.56
Institutional Shares	$1,000	$1,023.01	$1.81
Service Shares	$1,000	$1,021.52	$3.31
1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class C Shares	1.41%
Class R Shares	1.11%
Institutional Shares	0.36%
Service Shares	0.66%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2021
federated HERMES max-cap index fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
Semi-Annual Shareholder Report

matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
Semi-Annual Shareholder Report

fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
Semi-Annual Shareholder Report

with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
Semi-Annual Shareholder Report

The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
Semi-Annual Shareholder Report

The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year, three-year and five-year periods ended December 31, 2020, the Fund’s performance was above the median of the Performance Peer Group.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Shareholder Report

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated
Semi-Annual Shareholder Report

Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Semi-Annual Shareholder Report

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from
Semi-Annual Shareholder Report

management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Semi-Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Index Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Max-Cap Index Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where
Semi-Annual Shareholder Report

applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that the Fund did not utilize alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
◾ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report

Federated Hermes Max-Cap Index Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420E502
CUSIP 31420E809
CUSIP 31420E106
CUSIP 31420E403
2052905 (6/22)
© 2022 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Index Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date June 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date June 22, 2022

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date June 22, 2022